Document And Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Jul. 02, 2011	Aug. 06, 2011	Dec. 31, 2010
Document And Entity Information
Document Type	10-K
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Period End Date	Jul. 02, 2011
Amendment Flag	false
Trading Symbol	sle
Entity Registrant Name	Sara Lee Corp
Entity Central Index Key	0000023666
Current Fiscal Year End Date	--07-02
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		588,839,779
Entity Public Float			$ 10.7